NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2012
NOTES RECEIVABLE [Abstract]
NOTES RECEIVABLE

NOTE 3 - NOTES RECEIVABLE

Prior to 2010, the Company made an advance to an employee in the amount of $21,018. This was repaid in 2011. In 2009, $6,450 was loaned to a customer which resulted in a total note receivable of $9,400. In, 2012, the Company recorded 2 loans to non-officer employees in the net amount of $28,201 and 3,000. The loan for $28,201 bears interest at 5% over 3 years. The other notes haave no specific repayment terms and the borrowers may repay these notes at any time, in whole or in part, without penalty or additional interest. The aggregate balance as of December 31, 2012 and December 31, 2011 was $40,601 and $9,400 respectively.